Equity Incentive Plan and Stock-Based Compensation Expense - Schedule of Weighted-Average Assumptions Used for Estimating Fair Value of Each Employee Stock Option (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	0.60%	2.30%
Expected volatility	75.60%	70.00%
Expected term (years)	6 years 1 month 6 days	6 years 29 days